PROPERTY AND EQUIPMENT - Property and equipment (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	$ 6,776,116	$ 7,596,990	$ 7,399,412
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	11,554,308	11,733,570
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(4,768,192)	(4,136,580)
Office space
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	1,486,718	1,486,718	1,486,718
Office space | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	1,486,718	1,486,718
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	3,412,156	3,950,627	3,430,545
Buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	4,401,241	4,625,408
Buildings | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(989,085)	(674,781)
Leasehold property.
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	1,490,813	1,655,127
Leasehold property. | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	4,261,623	4,251,845
Leasehold property. | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(2,770,810)	(2,596,718)
Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	49,642	84,684	95,919
Plant and machinery | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	136,692	164,137
Plant and machinery | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(87,050)	(79,453)
Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	207,488	189,373	231,452
Fixtures and fittings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	537,964	466,277
Fixtures and fittings | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(330,476)	(276,904)
Motor vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	38,516	93,326
Motor vehicle | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	320,103	341,906
Motor vehicle | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(281,587)	(248,580)
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	6,759	10,435	12,791
Office equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	26,287	23,599
Office equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(19,528)	(13,164)
IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	25,516	32,990
IT equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	113,790	113,790
IT equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(88,274)	(80,800)
Computer Software | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	4,456	4,456
Computer Software | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(4,456)	(4,456)
Spa equipment, curtains, crockery, glassware and linen
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	58,508	93,710	$ 119,496
Spa equipment, curtains, crockery, glassware and linen | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	255,434	255,434
Spa equipment, curtains, crockery, glassware and linen | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	$ (196,926)	$ (161,724)